Note 4 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
4
.
Goodwill and
Intangible Assets

 As of December 31, 2015 and December 31, 2014, the carrying amount of goodwill was $0.2 million and zero, respectively. The goodwill balance as of December 31, 2015 was the result of the acquisition of Syntricity. The following is a rollforward of the Company's goodwill balance (in thousands):

December 31, 2015
Balance as of December 31, 2014	$-
Add: Goodwill from acquisition	470
Goodwill adjustment	(255)
Balance as of December 31, 2015	$215

The changes in initial fair values of acquired assets and liabilities as a result of obtaining the necessary information reflected in the table above represents a change to the acquired deferred tax assets related to Syntricity acquisition.

Intangible assets balance was $5.0 million and zero as of December 31, 2015 and December 31, 2014, respectively. Intangible assets as of December 31, 2015 consist of the following (in thousands):

				December 31, 2015			December 31, 2014
	Amortization Period (Years)			Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Acquired identifiable intangibles:
Customer relationships	1	-	9	$5,920	$(3,547)	$2,373	$3,420	$(3,420)	-
Developed technology	4	-	6	14,100	(11,976)	2,124	11,800	(11,800)	-
Tradename	2	-	4	610	(533)	77	510	(510)	-
Backlog		1		100	(46)	54	-	-	-
Patent	7	-	10	1,800	(1,400)	400	1,400	(1,400)	-
Other acquired intangibles		4		255	(255)	-	255	(255)	-
Total				$22,785	$(17,757)	$5,028	$17,385	$(17,385)	-

The weighted average amortization period for acquired identifiable intangible assets was 7.20 years as of December 31, 2015. Intangible asset amortization expense for years ended December 31, 2015, 2014 and 2013 was $0.4 million, $31,000 and $74,000, respectively. The Company expects annual amortization of acquired identifiable intangible assets to be as follows (in thousands):

Year Ending December 31,
2016	805
2017	728
2018	701
2019	701
2020	701
2021 and Thereafter	1,392
Total future amortization expense	$5,028

Intangible assets are amortized over their useful lives unless these lives are determined to be indefinite. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. During year ended December 31, 2015, there were no indicators of impairment related to the Company’s intangible assets.